Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2012
PREPAID EXPENSES AND OTHER CURRENT ASSETS [Abstract]
Prepaid Expenses and Other Current Assets

7. PREPAID EXPENSES AND OTHER CURRENT ASSETS

	December 31,
	2011	2012
	US$	US$
Housing loans to employees (Note 23)	124	182
Advances to employees	288	2,073
Deposits to suppliers	1,209	1,874
ADR reimbursements	214	—
Prepaid customer acquisition costs to Beijing Feiliu (Note 4)	689	—
Interest receivables	648	1,524
Receivables in connection with exercise of options	3,166	2,018
Receivables from an employee in connection with tax withheld for the vesting of the restricted shares	—	1,010
Share subscription monies receivables	354	1,198
Bridge loans in connection with ongoing investments	—	6,141
Prepayment for Inventory	—	681
Others	114	313

Total	6,806	17,014

As of December 31, 2012, the Group had interest-free loan balances of US$6,141 to potential investees in consideration of future acquisitions or investments on these investees.